Discontinued operations and assets classified as held for sale - Net cash provided by (used for) Discontinued operations in millions of EUR (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discontinued operations and assets classified as held for sale [Abstract]
Cash flows from (used in) operating activities, discontinued operations		€ 85	€ 129	€ 111
Cash flows from (used in) investing activities, discontinued operations		3,319		(14)
Increase (decrease) in cash and cash equivalents, discontinued operations	[1]	€ 3,403	€ 129	€ 98

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.